Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value Measurements [Abstract]
Restricted cash, Book value	$ 272,787	$ 280,653	[1]	$ 244,000
Derivative assets, Book value	32,673	9,993	[1]
Notes receivable, Book value	75,788	78,163	[1]	5,000
Cash and cash equivalents, Book value	295,514	520,401	[1],[2]	411,081	[2]	404,450	[2]	183,000
Assets, Book value	676,762	889,210
Debt, Book value	6,236,892	5,803,499	[1]	6,111,000
Derivative liabilities, Book value	7,233	14,677	[1]
Liabilities, Book value	6,244,125	5,818,176
Restricted cash, Fair value	272,787	280,653
Derivative assets, Fair value	32,673	9,993
Notes receivable, Fair Value	75,788	78,163
Cash and cash equivalents, Fair value	295,514	520,401
Assets, Fair value	676,762	889,210
Debt, Fair value	6,333,906	5,756,519
Derivative liabilities, Fair value	7,233	14,677
Liabilities, Fair value	$ 6,341,139	$ 5,771,196

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.
[2]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.